Warrant derivative liability (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Changes in Warrant Activity
Following is a summary of the warrant activity for the years ended December 31, 2017 and 2016:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years

Outstanding at January 1, 2017	-	$-	-
Exercisable at January 1, 2017	-	-	-
Granted*	992,392	1.00	4.00
Exercised /surrendered	-	-	-
Expired	-	-	-
Outstanding at December 31, 2017	992,392	$1.00	3.26
Exercisable at December 31, 2017	992,392	$1.00	3.26

* After a price reset adjustment on November 15, 2017, Investor Warrants to purchase an initial 434,783 of the Company’s shares granted on April 5, 2017 have been adjusted to purchase 896,739 of the Company’s shares, and Placement Agent Warrants to purchase an initial 34,783 of the Company’s shares granted on April 5, 2017 have been adjusted to purchase 95,653 of the Company’s shares (Note 14).